Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Other Non-Current Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Non-Current Assets [Abstract]
Security deposits	$ 141	$ 153	$ 83
Long-term deferred commissions expense		173	1,101
Total other non-current assets	$ 141	$ 326	$ 1,184